Note 5 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 5 Loans Receivable, Net

A summary of loans receivable at December 31, 2015 and 2014, is as follows:

(Dollars in thousands)	2015	2014
Residential real estate loans:
1-4 family conventional	$90,587	69,372
1-4 family FHA	206	426
1-4 family VA	152	43
	90,945	69,841
Commercial real estate:
Lodging	27,428	28,466
Retail/office	45,097	40,279
Nursing home/health care	9,183	7,032
Land developments	21,272	17,766
Golf courses	4,163	5,505
Restaurant/bar/café	5,854	3,370
Alternative fuel plants	2,205	5,377
Warehouse	18,337	10,137
Construction:
1-4 family builder	15,152	6,454
Multi-family	18,865	1,062
Commercial real estate	4,086	5,087
Manufacturing	11,585	8,022
Churches/community service	8,195	8,385
Multi-family	12,324	15,700
Other	43,607	29,026
	247,353	191,668
Consumer:
Autos	2,885	1,124
Home equity line	38,980	36,832
Home equity	14,782	12,420
Other – secured	2,031	1,559
Recreational vehicles	2,650	0
Land/lots	1,144	1,670
Other – unsecured	1,943	1,320
	64,415	54,925

Commercial business	70,106	57,122
Total loans	472,819	373,556
Less:
Unamortized discounts	16	14
Net deferred loan (costs) fees	(91)	97
Allowance for loan losses	9,709	8,332
Total loans receivable, net	$463,185	365,113
Commitments to originate or purchase loans	$27,184	29,635
Commitments to deliver loans to secondary market	$8,071	3,279
Weighted average contractual rate of loans in portfolio	4.54%	4.52%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $22.3 million and $21.2 million as of December 31, 2015 and 2014, respectively. The interest rates on these loan commitments ranged from 3.00% to 5.49% at December 31, 2015 and from 3.00% to 6.00% at December 31, 2014.

The aggregate amount of loans to executive officers and directors of the Company was $2.7 million, $2.8 million and $3.1 million at December 31, 2015, 2014 and 2013, respectively. During 2015, repayments on loans to executive officers and directors were $0.1 million, new loans to executive officers and directors totaled $0.2 million, and loans closed or paid off were $0.2 million. During 2014, repayments on loans to executive officers and directors were $0.1 million, new loans to executive officers and directors totaled $0.2 million, sales of executive officer and director loans were $0.2 million, and loans reclassified were $0.2 million. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At December 31, 2015, 2014, and 2013, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $391.9 million, $379.7 million and $411.8 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota, Iowa, and Wisconsin. At December 31, 2015 and 2014, the Company had in its portfolio single-family residential loans located in the following states:

	2015		2014
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$5,387	5.9%	$3,145	4.5%
Minnesota	75,417	82.9	62,219	89.1
Wisconsin	7,956	8.8	3,160	4.5
Other states	2,185	2.4	1,317	1.9
Total	$90,945	100.0%	$69,841	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2015 and 2014, the Company had in its portfolio commercial real estate loans located in the following states:

	2015		2014
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$2,056	0.8%	$2,202	1.2%
Florida	3,738	1.5	2,253	1.2
Idaho	3,678	1.5	3,810	2.0
Indiana	4,608	1.9	3,501	1.8
Iowa	1,106	0.4	0	0.0
Michigan	0	0.0	2,558	1.3
Minnesota	184,670	74.7	145,341	75.8
North Carolina	4,203	1.7	5,598	2.9
North Dakota	7,979	3.2	1,572	0.8
Wisconsin	31,918	12.9	22,354	11.7
Other states	3,397	1.4	2,479	1.3
Total	$247,353	100.0%	$191,668	100.0%

Amounts under one million dollars in both years are included in “Other states”.